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                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                  FORM N-CSRS

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

                              INVESTMENT COMPANIES

Investment Company Act file number  811-05083

           WORLDWIDE INSURANCE TRUST - WORLDWIDE ABSOLUTE RETURN FUND
               (Exact name of registrant as specified in charter)

                       99 Park Avenue, New York, NY 10016
               (Address of principal executive offices) (Zip code)

                         Van Eck Associates Corporation
                       99 PARK AVENUE, NEW YORK, NY 10016
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (212) 687-5200

Date of fiscal year end:  DECEMBER 31, 2004

Date of reporting period: JUNE 30, 2004

Item 1. Report to Shareholders

                                                                  VAN ECK GLOBAL
--------------------------------------------------------------------------------
                                                       Worldwide Insurance Trust
--------------------------------------------------------------------------------

                                                              SEMI-ANNUAL REPORT
                                                                   JUNE 30, 2004







                                                  WORLDWIDE ABSOLUTE RETURN FUND







                          GLOBAL INVESTMENTS SINCE 1955

The information in the shareholder letter represents the personal opinions of the individual portfolio manager(s) and may differ from those of other portfolio managers or of the firm as a whole. This information is not intended to be a forecast of future events, a guarantee of future results or investment advice. Also, please note that any discussion of the Fund's holdings, the Fund's performance, and the views of the portfolio manager(s) are as of June 30, 2004, and are subject to change.

                         WORLDWIDE ABSOLUTE RETURN FUND
--------------------------------------------------------------------------------

Dear Shareholder:

The Van Eck Worldwide Absolute Return Fund produced a total return of -1.31% for the six months ended June 30, 2004. In comparison, the Fund's benchmark, the Citigroup Three-Month U.S. Treasury Bill Index,* returned 0.47% for the same period.

FUND REVIEW

Using a "multi-manager" investment approach, Van Eck Associates Corporation has qualified eight sub-advisers to manage the Fund's assets and remains in the process of adding managers. As of June 30, 2004, assets were allocated to two of our eight qualified sub-advisers, Coda Capital and Analytic Investors.

As it has done since it began managing a portion of the Fund's assets in July 2003, Coda Capital continued to seek to identify and capitalize on opportunities in the market for convertible securities. The improvement in credit spreads drove the majority of returns during the first half of 2004, with the primary beneficiary being the high-yield convertible universe. Coda and other managers who focus on higher-quality investment grade convertibles faced some headwinds during the first half of the year, as interest rates rose, equity markets produced lackluster returns, and fixed income spreads were historically tight. Convertibles are correlated to the equity market. As such, rising interest rates are not necessarily a negative for the convertibles market, because higher interest rates often mean a robust economy, a positive equity market, and an increase in implied volatility. Higher volatility usually means greater call option premiums. During the semi-annual period ended June 30, however, equity market volatility was at an eight-year low.

Analytic Investors has been managing a portion of Fund assets since early September 2003. During the semi-annual period, Analytic stayed true to its long/short equity market-neutral strategy. Analytic's process is based on the fundamental belief that there are persistencies in the types of stock characteristics investors prefer, and it believes that portfolios that reflect these biases will add value in the long run. However, in what we believe to be an exception to the norm, investor preferences shifted rather frequently during the semi-annual period. Analytic emphasized quality companies during the first half of 2004, such as those with higher-than-average return-on-equity and return-on-assets ratios, strong profit margins, and positive earnings estimate revisions. Investors generally favored these quality stocks during the six-month period. Also, Analytic overweighted companies with strong sales and cash flow relative to price, which produced mixed results for the Fund. Finally, Analytic overweighted companies with higher-than-average debt-to-equity ratios, which detracted from the portfolio's relative performance, as investors began anticipating the negative effect of rising interest rates on highly leveraged companies.

As the Fund grows, we expect to further diversify Fund assets among the sub-advisers and to include more directional/tactical strategies as appropriate. We are also investigating hedge fund index products to access a larger number of strategies and managers.

ECONOMIC AND MARKET REVIEW

The general global economy and financial markets served as a backdrop to the sub-advisers' efforts to exploit pricing disparities, market inefficiencies, anticipated securities price movements, and/or cyclical relationships. During the period, macroeconomic conditions and geopolitical concerns produced a particularly challenging environment for absolute return managers.

In the U.S., business investment increased, especially in equipment and software spending, during the first quarter of 2004. Inflation remained low. Industrial production rose, propelled by recession-streamlined businesses increasing purchases to meet rising demand. Retail sales, excluding autos, remained healthy. However, consumer confidence suffered as employment remained slow to pick up, presidential campaign rhetoric heightened, energy prices soared, and concerns over terrorist attacks grew. The macroeconomic picture remained generally positive during the second quarter. First quarter Gross Domestic Product (GDP) growth came in at a healthy 4.5% annualized rate. Both the manufacturing and services side of the

                         WORLDWIDE ABSOLUTE RETURN FUND
--------------------------------------------------------------------------------

economy continued to grow and U.S. job growth finally saw a jump. On the other hand, concerns over inflation, potential interest rate increases, and the end-of-June turnover of government control from the U.S. to Iraq dominated the financial markets. After much anticipation, the Federal Reserve Board raised the targeted federal funds rate on June 30, 2004 by a quarter-percentage point, to 1.25%, stating that its monetary policy remained accommodative, even after this action.

For the six months ended June 30, 2004, all broadly watched U.S. equity indices provided positive but modest single-digit returns. The international equity markets overall performed in line with the U.S. equity markets, as international economies embraced the signs of improvement shown in the U.S. economy. The international equity markets were also bolstered by the weakness of the U.S. dollar.

Overall, on a duration-adjusted basis, the non-Treasury sectors of the fixed income market outperformed U.S. Treasury securities for the six months ended June 30, 2004. U.S. Treasury yields stayed in a relatively tight range until the beginning of March 2004. In early March, fixed income investors grew concerned over disappointing employment reports and questioned the sustainability of the economic recovery. In response, the Treasury market rallied. Then, the March employment report showed that non-farm payrolls increased by 353,000 and made upward revisions for the two prior months. This, along with an unexpectedly high reading on the Consumer Price Index (CPI), contributed to bond yields rising sharply in April and May. In June, U.S. Treasury yields stayed in a relatively tight range, increasing modestly at the shorter end of the yield curve and declining slightly at the longer end of the yield curve.

Please note that the Fund employs aggressive investment strategies and techniques and concentrates its investments such that each may be considered risky, and may not be suitable for all investors. Under normal market conditions, there will be at least three sub-advisers and from time to time there may be as few as one. There can be no assurances that these strategies will achieve the Fund's objectives since the Fund will employ investment strategies and techniques that may be considered risky and are based upon historic assumptions and relationships that may be disrupted, or fail to materialize. Although these strategies and techniques have historically had no or low correlation to major world indices, events may occur which may cause them to become correlated. During these times, certain of the Fund's strategies may cease to function as anticipated. Please refer to the Fund's prospectus for a discussion on these and other risks.

Thank you for your investment in the Van Eck Worldwide Absolute Return Fund. We look forward to helping you meet your investment goals.


[PHOTO OMITTED]              [PHOTO OMITTED]              [PHOTO OMITTED]

DAVID A. SEMPLE              SAMUEL R. HALPERT            JAN F. VAN ECK
MANAGEMENT TEAM MEMBER       MANAGEMENT TEAM MEMBER       MANAGEMENT TEAM MEMBER

                         WORLDWIDE ABSOLUTE RETURN FUND
--------------------------------------------------------------------------------

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS; CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. Performance information reflects waivers of expenses and/or fees. Investment return and value of shares of the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the redemption of Fund shares. THESE RETURNS DO NOT TAKE VARIABLE ANNUITY/LIFE FEES AND EXPENSES INTO ACCOUNT. Performance information current to the most recent month end is available by calling 1-800-826-2333.

The Adviser is currently waiving certain or all expenses on the Fund. Had the Fund incurred all expenses, investment returns would have been reduced.

The Fund is only available to life insurance and annuity companies to fund their variable annuity and variable life insurance products. These contracts offer life insurance and tax benefits to the beneficial owners of the Fund. Your insurance or annuity company charges fees and expenses for these benefits which are not reflected in this report or in the Fund's performance, since they are not direct expenses of the Fund. Had these fees been included, returns would have been lower. For insurance products, performance figures do not reflect the cost for insurance and if they did, the performance shown would be significantly lower. A review of your particular life and/or annuity contract will provide you with much greater detail regarding these costs and benefits.

All indices listed are unmanaged indices and include the reinvestment of all dividends, but do not reflect the payment of transaction costs, advisory fees or expenses that are associated with an investment in the Fund. An index's performance is not illustrative of the Fund's performance. Indices are not securities in which investments can be made.

*The Citigroup Three-Month U.S. Treasury Bill Index measures monthly return equivalents of yield averages that are not marked to the market. The Index represents an average of the last three three-month Treasury Bill issues, and returns are calculated on a monthly basis.

                         WORLDWIDE ABSOLUTE RETURN FUND
                        SCHEDULE OF PORTFOLIO INVESTMENTS
                            JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
           NO. OF                                                       VALUE
SECTOR     SHARES         SECURITIES (A)                              (NOTE 1)
--------------------------------------------------------------------------------
COMMON STOCKS
BASIC INDUSTRY: 5.3%
             105    Ball Corp.                                     $      7,565
             225    Crane Co.                                             7,063
           1,992    Dow Chemical Co.                                     81,074
           1,066    Georgia Pacific Corp.                                39,421
           1,135    Hercules, Inc.                                       13,836
             371    International Paper Co.                              16,584
             349    Louisiana Pacific Corp.                               8,254
           1,719    Pactiv Corp.                                         42,872
             281    Phelps Dodge Corp.                                   21,780
             577    PPG Industries, Inc.                                 36,057
             354    Weyerhaeuser Co.                                     22,344
                                                                   ------------
                                                                        296,850
                                                                   ------------
CAPITAL GOODS: 3.2%
             272    Ashland, Inc.                                        14,364
             364    Caterpillar, Inc.                                    28,916
             454    Centex Corp.                                         20,771
              91    Deere & Co.                                           6,383
             774    Eaton Corp.                                          50,109
             404    General Dynamics Corp.                               40,117
             513    Goodrich Corp.                                       16,585
                                                                   ------------
                                                                        177,245
                                                                   ------------
CONGLOMERATES: 0.9%
             266    Fortune Brands, Inc.                                 20,064
             773    Raytheon Co.                                         27,650
                                                                   ------------
                                                                         47,714
                                                                   ------------
CONSUMER CYCLICAL: 2.2%
           1,740    Ford Motor Co.                                       27,231
             649    Genuine Parts Co.                                    25,752
             582    Hasbro, Inc.                                         11,058
           1,701    Reebok International Ltd.                            61,202
                                                                   ------------
                                                                        125,243
                                                                   ------------
CONSUMER NON-CYCLICAL: 1.6%
              587   Altria Group, Inc.                                   29,379
            2,021   Archer-Daniels-Midland Co.                           33,912
              511   Deluxe Corp.                                         22,229
              234   Sara Lee Corp.                                        5,380
                                                                     ----------
                                                                         90,900
                                                                     ----------
ENERGY: 5.6%
             884    Baker Hughes, Inc.                                   33,283
             691    BJ Services Co.                                      31,675
             213    Chevron Texaco Corp.                                 20,045
             189    ConocoPhillips                                       14,419
             355    EOG Resources, Inc.                                  21,197
             873    Exxon Mobil Corp.                                    38,770
             574    Noble Corp.                                          21,749
             192    Occidental Petroleum Corp.                            9,295
           1,248    Sunoco, Inc.                                         79,398
             568    Valero Energy Corp.                                  41,896
                                                                   ------------
                                                                        311,727
                                                                   ------------

FINANCE: 7.9%
             462    Ace, Ltd.                                            19,533
              50    Aetna, Inc.                                           4,250
             119    Bank of America Corp.                                10,070
              44    Capital One Financial Corp.                           3,009
             195    Countrywide Financial Corp.                          13,699
           1,281    Federated Investors, Inc. (Class B)                  38,866
           1,369    First Horizon National Corp.                         62,248
             710    Hartford Financial
                      Services Group, Inc.                               48,805
           2,776    Humana, Inc.                                         46,914
             786    MGIC Investment Corp.                                59,626
              71    PNC Financial Corp.                                   3,769
           1,550    U.S. Bancorp                                         42,718
           1,945    Wachovia Corp.                                       86,553
                                                                   ------------
                                                                        440,060
                                                                   ------------
HEALTHCARE: 2.6%
              59    Baxter International, Inc.                            2,036
             388    Becton Dickinson & Co.                               20,098
             256    C.R. Bard, Inc.                                      14,502
             438    Forest Laboratories, Inc.                            24,804
              80    Johnson & Johnson                                     4,456
             378    Merck & Co., Inc.                                    17,955
           1,347    Mylan Laboratories, Inc.                             27,277
             570    Watson Pharmaceuticals, Inc.                         15,333
             488    Wyeth                                                17,646
                                                                   ------------
                                                                        144,107
                                                                   ------------
SERVICES: 10.1%
           1,594    Allied Waste Industries, Inc.                        21,009
             375    Autonation, Inc.                                      6,413
             980    Autozone, Inc.                                       78,498
           1,329    Cendant Corp.                                        32,534
             159    CenturyTel, Inc.                                      4,776
           2,221    Citizens Communications Co.                          26,874
             114    Clear Channel Communications, Inc.                    4,212
             161    Computer Sciences Corp.                               7,475
             848    Darden Restaurants, Inc.                             17,426
           1,004    Equifax, Inc.                                        24,849
             498    H&R Block, Inc.                                      23,745
             585    Hilton Hotels Corp.                                  10,916
             278    Home Depot, Inc., The                                 9,786
              42    Lowe's Cos., Inc.                                     2,207
             173    Moody's Corp.                                        11,186
           1,291    Nextel Communications, Inc.
                     (Class A)                                           34,418
             738    Office Depot, Inc.                                   13,218
             593    R.R. Donnelley & Sons Co.                            19,581
             563    Sears, Roebuck and Co.                               21,259
             785    Sherwin-Williams Co.                                 32,617

                        See Notes to Financial Statements

                         WORLDWIDE ABSOLUTE RETURN FUND
                        SCHEDULE OF PORTFOLIO INVESTMENTS
                            JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
           NO. OF                                                       VALUE
SECTOR     SHARES         SECURITIES (A)                              (NOTE 1)
--------------------------------------------------------------------------------
SERVICES: (CONTINUED)
           1,644    Supervalu, Inc.                                $     50,323
           3,838    Walt Disney Co., The                                 97,831
           2,158    Winn-Dixie Stores, Inc.                              15,538
                                                                   ------------
                                                                        566,691
                                                                   ------------
TECHNOLOGY: 8.8%
              83    Adobe Systems, Inc.                                   3,860
           3,436    Advanced Micro Devices, Inc.                         54,632
              99    Affiliated Computer
                      Services, Inc. (Class A)                            5,241
             967    Agilent Technologies, Inc.                           28,314
             853    Altera Corp.                                         18,954
           1,604    Applera Corp.                                        34,887
             300    Citrix Systems, Inc.                                  6,108
             486    Convergys Corp.                                       7,484
             570    Dell, Inc.                                           20,417
             199    Electronic Arts, Inc.                                10,855
             173    Fiserv, Inc.                                          6,728
             809    IMS Health, Inc.                                     18,963
             448    Intel Corp.                                          12,365
             216    Lexmark International, Inc.
                      (Class A)                                          20,850
           3,504    Lucent Technologies, Inc.                            13,245
           2,996    Micron Technology, Inc.                              45,869
             139    Millipore Corp.                                       7,835
             401    Molex, Inc.                                          12,864
             147    Motorola, Inc.                                        2,683
           2,034    National Semiconductor Corp.                         44,728
           2,812    Sanmina-SCI Corp.                                    25,589
             274    Scientific-Atlanta, Inc.                              9,453
             665    Solectron Corp.                                       4,303
           1,498    Sungard Data Systems, Inc.                           38,948
           1,796    Unisys Corp.                                         24,928
             296    Xilinx, Inc.                                          9,860
                                                                   ------------
                                                                        489,963
                                                                   ------------
TRANSPORTATION: 1.0%
             235    Burlington Northern Santa Fe Corp.                    8,241
           1,837    Norfolk Southern Corp.                               48,717
                                                                   ------------
                                                                         56,958
                                                                   ------------
UTILITIES: 4.9%
             485    American Electric Power Co., Inc.                    15,520
           3,050    Centerpoint Energy, Inc.                             35,075
           2,084    CMS Energy Corp.                                     19,027
           3,148    Edison International                                 80,494
             721    Nisource, Inc.                                       14,867
           2,520    Southern Co.                                         73,458
             924    TXU Corp.                                            37,431
                                                                   ------------
                                                                        275,872
                                                                   ------------
TOTAL COMMON STOCKS: 54.1%
(Cost: $2,838,811)(b)
                                                                      3,023,330
                                                                   ------------
CONVERTIBLE PREFERRED STOCKS
           1,800    McKesson Financing Trust                             94,050
           1,900    Sovereign Capital Trust                              90,250
           1,900    Unocal Capital Trust                                 98,800
                                                                   ------------
TOTAL CONVERTIBLE PREFERRED STOCK: 5.0%
(Cost: $282,567)(b)                                                     283,100
                                                                   ------------
NON-CONVERTIBLE PREFERRED STOCKS
           1,500    Reinsurance Group                                    89,063
                                                                   ------------
TOTAL NON-CONVERTIBLE PREFERRED STOCK: 1.6%
(Cost: $82,600)(b)                                                       89,063
                                                                   ------------
CONVERTIBLE NOTES
BASIC MATERIALS: 1.7%
          90,000    Sealed Air Corp. 3.00%
                      6/30/33 (144A)                                     92,363
                                                                   ------------
CAPITAL GOODS: 1.9%
         100,000    Regal Beloit Corp. 2.75%
                      3/15/24 (144A)                                    108,000
                                                                   ------------
CONGLOMERATES: 1.8%
         100,000    Leucadia National Corp.
                      3.75% 4/15/14 (144A)                               99,250
                                                                   ------------
ENERGY: 3.4%
          90,000    Halliburton 3.125%
                      7/15/23 (144A)                                     96,750
          90,000    Pride International, Inc.
                      3.25% 5/01/33 (144A)                               90,675
                                                                   ------------
                                                                        187,425
                                                                   ------------
FINANCE: 6.7%
          90,000    Bankunited Capital Trust
                      3.125% 3/01/34 (144A)                              86,063
         100,000    Ohio Casualty 5.00% 3/19/22                         105,750
          80,000    ProAssurance Corp.
                      3.90% 6/30/23 (144A)                               88,500
          95,000    Radian Group, Inc.
                      2.25% 1/01/22                                      97,138
                                                                   ------------
                                                                        377,451
                                                                   ------------
HEALTHCARE: 3.8%
           90,000   Amerisource-Bergen Corp.
                      5.00% 12/01/07                                    106,425
          100,000   Lifepoint Hospitals, Inc.
                      4.50% 6/01/09                                     103,875
                                                                   ------------
                                                                        210,300
                                                                   ------------

                        See Notes to Financial Statements

                         WORLDWIDE ABSOLUTE RETURN FUND
                        SCHEDULE OF PORTFOLIO INVESTMENTS
                            JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
          NO. OF
          SHARES/
         PRINCIPAL                                                     VALUE
SECTOR    AMOUNT       SECURITIES (A)                                 (NOTE 1)
--------------------------------------------------------------------------------
SERVICES: 5.1%
          90,000    Cendant Corp. 3.875%
                      11/27/11                                     $     97,538
          80,000    CenturyTel, Inc. 4.75%
                      8/01/32 (Series K)                                 88,900
          90,000    Walt Disney Co., The 2.125%
                      4/15/23                                            96,975
                                                                   ------------
                                                                        283,413
                                                                   ------------
TECHNOLOGY: 1.7%
         100,000    EDS 3.875% 7/15/23 (144A)                            96,500
                                                                   ------------
TRANSPORTATION: 1.7%
          85,000    Yellow Roadway Corp.
                      3.375% 11/25/23 (144A)                             99,554
                                                                   ------------
TOTAL CONVERTIBLE NOTES: 27.8%
(Cost: $1,556,216)(b)                                                 1,554,256
                                                                   ------------
TOTAL INVESTMENTS: 88.5%
(Cost: $4,760,194)                                                    4,949,749
OTHER ASSETS LESS LIABILITIES: 11.5%                                    643,513
                                                                   ------------
NET ASSETS: 100%                                                   $  5,593,262
                                                                   ============

SECURITIES SOLD SHORT
BASIC MATERIALS: (4.5)%
            (651)   Allegheny Technologies, Inc.                        (11,751)
            (701)   Avery Dennison Co.                                  (44,871)
             (65)   Bemis Co.                                            (1,836)
            (143)   Great Lakes Chemical Corp.                           (3,870)
          (1,999)   Monsanto Co.                                        (76,962)
            (441)   Nucor Corp.                                         (33,851)
          (1,447)   Sealed Air Corp.                                    (77,082)
                                                                   ------------
                                                                       (250,223)
                                                                   ------------
CAPITAL GOODS: (1.8)%
            (622)   Boeing Co.                                          (31,778)
            (139)   Cummins Engine Co.                                   (8,688)
          (2,700)   Regal Beloit Corp.                                  (60,102)
                                                                   ------------
                                                                       (100,568)
                                                                   ------------
CONGLOMERATE: (1.6)%
            (465)   General Electric Co.                                (15,066)
            (215)   Textron, Inc.                                       (12,760)
            (702)   United Technologies Corp.                           (64,219)
                                                                   ------------
                                                                        (92,045)
                                                                   ------------
CONSUMER CYCLICAL: (2.8)%
            (809)   Cooper Tire & Rubber Co.                            (18,607)
            (946)   Dana Corp.                                          (18,542)
            (338)   Goodyear Tire & Rubber Co.                           (3,072)
            (623)   Jones Apparel Group, Inc.                           (24,596)
          (2,201)   Leggett & Platt, Inc.                               (58,789)
            (463)   Nike, Inc.                                          (35,072)
                                                                   ------------
                                                                       (158,678)
                                                                   ------------
CONSUMER NON-CYCLICAL: (4.7)%
             (60)   Brown Forman Distillers Corp.                        (2,896)
             (44)   Coors Co., Adolph                                    (3,183)
          (1,375)   Ecolab, Inc.                                        (43,588)
          (1,699)   General Mills, Inc.                                 (80,753)
            (500)   McKesson Corp.                                      (17,165)
            (632)   Newell Rubbermaid, Inc.                             (14,852)
            (770)   R.J. Reynolds Tobacco Holdings, Inc.                (52,044)
            (884)   Proctor & Gamble Co.                                (48,125)
                                                                   ------------
                                                                       (262,606)
                                                                   ------------
ENERGY: (4.8)%
          (1,092)   Devon Energy Corp.                                  (72,072)
          (1,100)   Halliburton Co.                                     (33,286)
          (1,500)   Pride International, Inc.                           (25,665)
          (1,401)   Rowan Companies, Inc.                               (34,086)
            (925)   Schlumberger Ltd.                                   (58,747)
            (402)   Transocean, Inc.                                    (11,634)
            (800)   Unocal Corp.                                        (30,400)
                                                                   ------------
                                                                       (265,890)
                                                                   ------------
FINANCIAL: (11.3)%
            (997)   Ambac Financial Group Ltd.                          (73,220)
            (590)   American International Group, Inc.                  (42,055)
            (337)   Anthem, Inc.                                        (30,182)
          (1,500)   BankUnited Financial Corp.                          (38,700)
          (1,801)   Charles Schwab Co.                                  (17,308)
            (460)   Chubb Corp.                                         (31,363)
            (155)   Cincinnati Financial Corp.                           (6,746)
          (1,027)   Fifth Third Bancorp                                 (55,232)
            (199)   Golden West Financial Corp.                         (21,164)
          (3,456)   Janus Capital Group                                 (56,989)
             (41)   Jefferson-Pilot Corp.                                (2,083)
            (189)   Loews Corp.                                         (11,332)
            (240)   Marsh & McLennan Co., Inc.                          (10,891)
            (771)   Mellon Financial Corp.                              (22,613)
            (291)   Metlife, Inc.                                       (10,432)
          (1,392)   Northern Trust Corp.                                (58,854)
          (1,500)   Ohio Casualty Corp.                                 (30,195)
          (1,100)   ProAssurance Corp.                                  (37,521)
            (400)   Radian Group, Inc.                                  (19,160)
            (800)   Reinsurance Group of America, Inc.                  (32,520)
          (1,000)   Sovereign Bancorp, Inc.                             (22,100)
             (35)   Zions Bancorp                                        (2,152)
                                                                   ------------
                                                                       (632,812)
                                                                   ------------

                        See Notes to Financial Statements

                         WORLDWIDE ABSOLUTE RETURN FUND
                        SCHEDULE OF PORTFOLIO INVESTMENTS
                            JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
           NO. OF                                                       VALUE
SECTOR     SHARES         SECURITIES (A)                              (NOTE 1)
--------------------------------------------------------------------------------
HEALTHCARE: (5.3)%
            (702)   Allergan, Inc.                                 $    (62,843)
            (900)   AmerisourceBergen Corp                              (53,802)
            (462)   Amgen, Inc.                                         (25,211)
            (631)   Biogen Idec, Inc.                                   (39,911)
            (308)   Boston Scientific Corp.                             (13,182)
             (42)   Chiron Corp.                                         (1,875)
            (191)   Genzyme Corp.                                        (9,040)
            (429)   HCA, Inc.                                           (17,842)
            (800)   Lifepoint Hospitals, Inc.                           (29,776)
          (1,090)   Medimmune, Inc.                                     (25,506)
            (236)   Schering-Plough Corp.                                (4,361)
            (152)   St. Jude Medical, Inc.                              (11,499)
                                                                   ------------
                                                                       (294,848)
                                                                   ------------
SERVICES: (12.3)%
          (3,595)   AT&T Corp.                                          (52,595)
            (159)   Alltel Corp.                                         (8,049)
            (271)   Bed Bath & Beyond, Inc.                             (10,420)
          (1,200)   Cendant Corp.                                       (29,376)
            (700)   Centurytel, Inc.                                    (21,028)
            (205)   Cintas Corp.                                         (9,772)
          (1,083)   Circuit City Stores, Inc.                           (14,025)
             (58)   Costco Wholesale Corp.                               (2,382)
            (458)   CVS Corp.                                           (19,245)
            (398)   Ebay, Inc.                                          (36,596)
          (1,295)   Equity Residential Properties Trust                 (38,500)
            (221)   Express Scripts, Inc.                               (17,510)
            (590)   Interpublic Group of Companies, Inc.                 (8,101)
            (513)   Knight Ridder, Inc.                                 (36,936)
            (855)   Kohl's Corp.                                        (36,149)
            (173)   Marriot International, Inc.                          (8,629)
            (322)   Monster Worldwide, Inc.                              (8,282)
          (1,111)   Robert Half International, Inc.                     (33,074)
          (1,157)   Safeway, Inc.                                       (29,318)
          (1,529)   Staples, Inc.                                       (44,815)
          (1,057)   Starbucks Corp.                                     (45,958)
             (57)   Tiffany & Co.                                        (2,100)
            (225)   Tribune Co.                                         (10,247)
            (706)   Verizon Communications, Inc.                        (25,550)
          (1,951)   Viacom, Inc. (Class B)                              (69,690)
            (960)   Walgreen Co.                                        (34,762)
             (29)   Wal-Mart Stores, Inc.                                (1,530)
          (1,300)   Walt Disney Co., The                                (33,137)
                                                                   ------------
                                                                       (687,776)
                                                                   ------------
TECHNOLOGY: (8.2)%
          (2,780)   ADC Telecommunications, Inc.                         (7,895)
            (345)   American Power Conversion Corp.                      (6,779)
            (951)   Applied Micro Circuits Corp.                         (5,059)
          (1,012)   Broadcom Corp.                                      (47,331)
          (2,470)   Ciena Corp.                                          (9,188)
          (1,006)   Comverse Technology, Inc.                           (20,060)
            (309)   Corning, Inc.                                        (4,036)
          (1,000)   Electronic Data Systems Corp.                       (19,150)
          (1,243)   First Data Corp.                                    (55,338)
          (1,277)   JDS Uniphase Corp.                                   (4,840)
            (946)   Mercury Interactive Corp.                           (47,139)
          (1,641)   Novell, Inc.                                        (13,768)
          (1,721)   Pall Corp.                                          (45,073)
          (1,138)   Perkinelmer, Inc.                                   (22,806)
          (1,410)   PMC-Sierra, Inc.                                    (20,234)
          (1,214)   Power-One, Inc.                                     (13,330)
            (429)   QLogic Corp.                                        (11,407)
            (429)   Qualcomm, Inc.                                      (31,308)
            (551)   Siebel Systems, Inc.                                 (5,885)
          (2,480)   Sun Microsystems, Inc.                              (10,763)
          (2,593)   Teradyne, Inc.                                      (58,861)
                                                                   ------------
                                                                       (460,250)
                                                                   ------------
TRANSPORTATION: (2.4)%
            (858)   Fedex Corp.                                         (70,090)
          (1,232)   Southwest Airlines, Inc.                            (20,661)
          (1,100)   Yellow Roadway Corp.                                (43,846)
                                                                   ------------
                                                                       (134,597)
                                                                   ------------
UTILITIES: (5.9)%
          (1,323)   Allegheny Energy, Inc.                              (20,387)
          (1,129)   Ameren Corp.                                        (48,502)
             (78)   Dominion Resources, Inc.                             (4,920)
            (370)   DTE Energy Co.                                      (15,000)
            (532)   Duke Energy Corp.                                   (10,794)
          (3,203)   El Paso Corp.                                       (25,240)
            (744)   FPL Group, Inc.                                     (47,579)
            (405)   Keyspan Corp.                                       (14,864)
          (1,407)   Kinder Morgan, Inc.                                 (83,421)
            (475)   Peoples Energy Corp.                                (20,021)
            (520)   Pinnacle West Capital Corp.                         (21,003)
            (678)   Teco Energy, Inc.                                    (8,129)
            (913)   Williams Companies, Inc., The                       (10,863)
                                                                   ------------
                                                                       (330,723)
                                                                   ------------
TOTAL SECURITIES SOLD SHORT: (65.6)%
(Proceeds: $3,458,399)                                              $(3,671,016)
                                                                   ------------

----------
(a)    Unless otherwise indicated, securities owned are shares of common stock.

(b) Securities segregated for Securities Sold Short with a market value of $4,949,749

                        See Notes to Financial Statements

                         WORLDWIDE ABSOLUTE RETURN FUND
--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2004 (UNAUDITED)

ASSETS:
Investments at value (cost: $4,760,194) (Note 1) .................  $ 4,949,749
Cash .............................................................      838,776
Receivables:
    Securities sold short ........................................    3,458,399
    Securities sold ..............................................       29,459
    Capital shares sold ..........................................       19,113
    Dividends and interest .......................................       15,892
Prepaid expense ..................................................        4,309
                                                                    -----------
    Total assets .................................................    9,315,697
                                                                    ===========
LIABILITIES:
Payables:
    Securities sold short (Proceeds $3,458,399) ..................    3,671,016
    Dividends payable on securities sold short ...................        5,149
    Securities purchased .........................................       14,750
    Due to adviser ...............................................        6,465
    Accounts payable .............................................       25,055
                                                                    -----------
    Total liabilities ............................................    3,722,435
                                                                    -----------
Net assets .......................................................  $ 5,593,262
                                                                    ===========
Shares outstanding ...............................................      574,331
                                                                    ===========
Net asset value, redemption price and offering price per share ...  $      9.74
                                                                    ===========
Net assets consist of:
    Aggregate paid in capital ....................................    5,676,209
    Unrealized deppreciation of investments ......................      (23,062)
    Undistributed net investment loss ............................      (59,030)
    Accumulated realized loss ....................................         (855)
                                                                    -----------
                                                                    $ 5,593,262
                                                                    ===========

                        See Notes to Financial Statements

                         WORLDWIDE ABSOLUTE RETURN FUND
--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2004 (UNAUDITED)

INCOME: (NOTE 1)
Dividends ...........................................                 $  34,905
Interest ............................................                       998
                                                                      ---------
                                                                         35,903
                                                                      ---------

EXPENSES:
Management (Note 2) .................................    $  67,816
Administration (Note 2) .............................          645
Dividends on securities sold short ..................       26,988
Professional ........................................       18,120
Reports to shareholders .............................       10,380
Transfer agency .....................................        5,973
Custodian ...........................................        1,195
Trustees' fees and expenses .........................          456
Other ...............................................        2,108
                                                         ---------
Total expenses ......................................                   133,681
Expenses assumed by Adviser (Note 2) ................                   (38,877)
                                                                      ---------

Net expense .........................................                    94,804
                                                                      ---------
Net investment loss .................................                   (58,901)
                                                                      ---------

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS (NOTE 3):
Realized gain from security transactions ............                   291,574
Realized loss from short sales ......................                  (276,082)
Change in unrealized appreciation of investments ....                   (31,961)
                                                                      ---------

Net realized and unrealized loss on investments .....                   (16,469)
                                                                      ---------

NET DECREASE IN NET ASSETS RESULTING
  FROM OPERATIONS ...................................                 $ (75,370)
                                                                      =========


                        See Notes to Financial Statements

                         WORLDWIDE ABSOLUTE RETURN FUND
--------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                  SIX MONTHS     FOR THE PERIOD
                                                     ENDED        MAY 1, 2003+
                                                 JUNE 30, 2004   TO DECEMBER 31,
                                                  (UNAUDITED)         2003
                                                 -------------   --------------
INCREASE IN NET ASSETS FROM:
OPERATIONS:
   Net investment loss .........................  $   (58,901)    $   (15,114)
   Realized gain from security transactions ....       15,492          78,710
   Change in unrealized appreciation
     of investments ............................      (31,961)          8,899
                                                  -----------     -----------
   Net increase (decrease) in net assets
     resulting from operations .................      (75,370)         72,495
                                                  -----------     -----------

DIVIDENDS TO SHAREHOLDERS FROM:
   Net realized gains ..........................      (80,072)             --
                                                  -----------     -----------
CAPITAL SHARE TRANSACTIONS*:
   Proceeds from sales of shares ...............      627,165       8,084,221
   Reinvestment of distributions ...............       80,072              --
   Cost of shares reacquired ...................     (880,699)     (2,234,550)
                                                  -----------     -----------
   Net increase (decrease) in net assets
    resulting from capital transactions ........     (173,462)      5,849,671
                                                  -----------     -----------
   Total increase (decrease) in net assets .....     (328,904)      5,922,166

NET ASSETS:
   Beginning of period .........................    5,922,166              --
                                                  -----------     -----------
   End of period (including undistributed
     net investment loss of $59,030 and
     $129 respectively) ........................  $ 5,593,262     $ 5,922,166
                                                  ===========     ===========

*SHARES OF BENEFICIAL INTEREST ISSUED
AND REDEEMED (UNLIMITED NUMBER OF
$.001 PAR VALUE SHARES AUTHORIZED)
   Shares sold .................................       63,512         816,469
   Reinvestment of distributions ...............        8,154              --
   Shares reacquired ...........................      (88,333)       (225,471)
                                                  -----------     -----------
   Net increase (decrease) .....................      (16,667)        590,998
                                                  ===========     ===========

----------
+  Inception date.


                        See Notes to Financial Statements

                         WORLDWIDE ABSOLUTE RETURN FUND
--------------------------------------------------------------------------------

STATEMENT OF CASH FLOWS
                                                                     SIX MONTHS
                                                                       ENDED
                                                                   JUNE 30, 2004
                                                                    (UNAUDITED)
                                                                    -----------
CASH FLOWS FROM OPERATING ACTIVITIES
Net Investments loss: ............................................  $   (58,901)
Adjustments to reconcile net investment loss to net cash
  used in operating activities:
    Decrease in investments at value .............................      194,189
    Increase in receivable for securities sold short .............     (227,511)
    Increase in securities sold ..................................       (5,626)
    Increase in capital shares sold ..............................      (19,113)
    Increase in dividends and interest receivable ................       (2,180)
    Decrease in due from adviser .................................       25,894
    Increase in prepaid expense ..................................       (2,249)
    Increase in securities sold short ............................      159,063
    Increase in securities purchased .............................       13,159
    Decrease in capital shares redeemed ..........................          (49)
    Decrease in dividends payable on securities sold short .......      (95,808)
    Increase in accrued expenses .................................        8,091
    Increase in due to adviser ...................................        6,465
    Unrealized appreciation of investments .......................      (31,961)
    Net realized gain from investments ...........................       15,492
                                                                    -----------
Net cash used in operating activities ............................      (21,045)
                                                                    -----------

CASH FLOWS FROM FINANCING ACTIVITIES
Cash distributions paid ..........................................      (80,072)
Proceeds from sales of shares ....................................      707,236
Cost of shares reacquired ........................................     (880,699)
                                                                    -----------
Net cash provided by financing activities ........................     (253,535)
                                                                    -----------

Net decrease in cash .............................................     (274,580)
Cash, beginning of period ........................................    1,113,356
                                                                    -----------
Cash, end of period ..............................................      838,776
                                                                    ===========
Supplemental disclosure of cash flow information:
      Short sale dividends paid during period ....................  $    28,473
                                                                    ===========


                        See Notes to Financial Statements

                         WORLDWIDE ABSOLUTE RETURN FUND
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:
                                                     SIX MONTHS   MAY 1, 2003(A)
                                                        ENDED          TO
                                                    JUNE 30, 2004  DECEMBER 31,
                                                     (UNAUDITED)      2003
                                                    -------------  ------------

Net Asset Value, Beginning of Period ................ $   10.02    $   10.00
                                                      ---------    ---------
Income From Investment Operations:
  Net Investment Loss ...............................     (0.10)       (0.03)
  Net Realized and Unrealized
    Gain (Loss) on Investments ......................     (0.03)        0.05
                                                      ---------    ---------
                                                          (0.13)        0.02
                                                      ---------    ---------
Less Dividends and Distributions
  Distributions from Realized Captial Gains .........     (0.15)          --
                                                      ---------    ---------
Net Asset Value, End of Period ...................... $    9.74    $   10.02
                                                      =========    =========
Total Return (b) ....................................     (1.31)%       0.20%


================================================================================
RATIOS/SUPPLEMENTARY DATA
Net Assets, End of Period (000) ..................... $   5,593    $   5,922
Ratio of Gross Expenses to Average Net Assets (c) ...      4.93%        7.06%
Ratio of Net Expenses to Average Net
  Assets (c)(e) .....................................      2.50%        2.23%
Ratio of Net Investment Income to Average
  Net Assets (c)(d) .................................     (2.17)%      (0.57)%
Portfolio Turnover Rate .............................        73%          63%


----------

(a)    Commencement of operations

(b) Total return is calculated assuming an initial investment of $10,000 made at the net asset value at the beginning of the period, reinvestment of dividends and distributions at net asset value on the dividend payment date and a redemption on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the redemption of Fund shares.

(c)    Annualized

(d) Net effect of expenses reimbursement by Adviser to average net assets was 1.43% and 3.97%, respectively.

(e)    Net of short sale dividend expense

                        See Notes to Financial Statements

                         WORLDWIDE ABSOLUTE RETURN FUND
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES--Van Eck Worldwide Insurance Trust (the "Trust"), organized as a Massachusetts business trust on January 7, 1987, is registered under the Investment Company Act, of 1940, as amended. The following is a summary of significant accounting policies consistently followed by the Worldwide Absolute Return Fund (the "Fund"), a non-diversified series of the Trust, in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States. The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

A. SECURITY VALUATION--Securities traded on national exchanges or on the NASDAQ National Market System are valued at the last sales prices reported at the close of business on the last business day of the period. As of June 23, 2003, the portfolio began pricing securities traded on the NASDAQ stock market including short sales using the NASDAQ official closing price. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. Short-term obligations purchased with more than sixty days remaining to maturity are valued at market. Short-term obligations purchased with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates value. Futures contracts are valued using the closing price reported at the close of the respective exchange. Forward foreign currency contracts are valued at the spot currency rate plus an amount ("points") which reflects the differences in interest rates between the U.S. and the foreign markets. Securities for which quotations are not available are stated at fair value as determined by the Board of Trustees.

B. FEDERAL INCOME TAXES--It is the Fund's policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

C. DIVIDEND AND DISTRIBUTIONS--Dividend income and distributions to shareholders are recorded on the ex-dividend date.

Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from such amounts reported in accordance with accounting principles generally accepted in the United States.

D. SECURITIES SOLD SHORT--A short sale involves selling a security, which the Fund does not own. The proceeds received for the short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of the open short position on the day of determination. The Fund records a realized gain or loss when the short position is closed out. By entering into a short sale, the Fund bears the market risk of an increase in the price of the security sold short. Dividends on short sales are recorded as an expense by the Fund on dividend date. Securities sold short at June 30, 2004 are reflected in the Schedule of Portfolio Investments. Short-selling obligates the fund to replace the security borrowed by purchasing the security at current market value. Until the Fund replaces the borrowed security, the Fund maintains a segregated account with a broker or custodian, or permissible liquid assets sufficient to cover its short positions.

OTHER--Securities transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses are calculated based on the identified cost basis. Interest income, including amortization on premiums and discounts, is accrued as earned.

NOTE 2--MANAGEMENT AGREEMENT--Van Eck Associates Corporation (the "Adviser") earned fees for investment management and advisory services provided to the Fund. The fee is based on an annual rate of 2.50% on the average daily net assets. The Adviser agreed to assume expenses exceeding 2.50% of average daily net assets except interest, taxes, dividends on securites sold short, brokerage commission and extraordinary expenses for the period January 1, 2004 through April 30, 2004. For the six months ended June 30, 2004, the Adviser assumed expenses in the amount of $38,877. Certain of the officers of the trust are officers, directors or stockholders of the Adviser and Van Eck Securities Corporation. In accordance with the advisory agreement, the Fund paid the Adviser for costs incurred in connection with certain administrative functions. As of June 30, 2004, the Fund had two sub-advisers, Analytic Investors Inc. and Coda Capital Management LLC. The Adviser directly paid sub-advisory fees to Analytic Investors Inc. at a rate 1.00% of the portion of the average daily net assets of the Fund managed by Analytic and Coda Capital Management at a rate of 0.75% of the portion of the average daily net assets managed of the Fund managed by Coda. As of June 30, 2004 Van Eck Securities Corp. owned 28.3% of the outstanding shares of beneficial interest of the Fund. Additionally, the aggregate shareholder accounts of four insurance companies own approximately 72% of the outstanding shares of the beneficial interest of the Fund.

NOTE 3--INVESTMENTS--Purchases and sales of securities other than U.S. government securities and short-term obligations aggregated $6,512,723 and $6,045,354, respectively, for the six months ended June 30, 2004. Proceeds of short sales and purchases of short sale covers aggregated $4,059,285 and $3,831,774, respectively, for the six months ended June 30, 2004.

NOTE 4--INCOME TAXES--For federal income tax purposes, the identified cost of investments owned at June 30, 2004 was $4,760,194. As of June 30, 2004, net unrealized appreciation for federal income tax purposes aggregated $23,062 of which $360,309 related to appreciated securities and $383,371 related to depreciated securities.

Because federal income tax regulations differ from accounting principals generally accepted in the United States of America, income and capital gains distributions determined in accordance with tax regulations may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes differs from those reflected in the accompanying financial statements.

The Fund intends to retain realized capital gains that may be offset against available capital loss carryforwards for federal income tax purpose.

NOTE 5--TRUSTEE DEFERRED COMPENSATION PLAN--The Trust established a Deferred Compensation Plan (the "Plan") for Trustees. Commencing January 1, 1996, the Trustees can elect to defer receipt

                         WORLDWIDE ABSOLUTE RETURN FUND
--------------------------------------------------------------------------------

of their Trustee fees until retirement, disability or termination from the board. The Fund's contributions to the Plan are limited to the amount of fees earned by the participating Trustees. The fees otherwise payable to the participating Trustees are invested in shares of the Van Eck Funds as directed by the Trustees.

The Fund has elected to show the deferred liability net of the asset for financial statement purposes. As of June 30, 2004, the net value of the assets and corresponding liability of the Fund's portion of the Plan is $174.

NOTE 6--REPURCHASE AGREEMENT--Collateral for a repurchase agreement, in the form of U.S. government obligations, the value of which must be at least 102% of the underlying debt obligation, is held by the Fund's custodian. In the remote chance the counterparty should fail to complete the repurchase agreement, realization and retention of the collateral may be subject to legal proceedings and the Fund would become exposed to market fluctuations on the collateral.

NOTE 7--REGULATORY MATTERS--In connection with their investigations of practices identified as "market timing" and "late trading" of mutual fund shares, the Office of the New York State Attorney General and the United States Securities and Exchange Commission have requested and received information from the Adviser. The investigations are ongoing. At the present time, the Adviser is unable to estimate the impact, if any, that the outcome of these investigations may have on the Fund's results of operations or financial condition.

The Adviser has received a so-called "Wells Notice" from the Securities and Exchange Commission ("SEC") in connection with the SEC's investigation of market-timing activities in the securities industry as described in the Funds' prospectus and prospectus supplements. This Wells Notice informed the Adviser that the SEC staff is considering recommending that the SEC bring a civil or administrative action alleging violations of U.S. securities laws against the Adviser and two of its senior officers. Under SEC procedures, the Adviser has an opportunity to respond to the SEC staff before the staff makes a formal recommendation. The Adviser is currently considering whether to provide such a response, while continuing to cooperate fully with the SEC investigation.

Costs associated with the investigations have been and will continue to be paid by the Adviser.

[GRAPHIC OMITTED]                                              [GRAPHIC OMITTED]

 Investment Adviser:   Van Eck Associates Corporation
        Distributor:   Van Eck Securities Corporation
                       99 Park Avenue, New York, NY 10016    www.vaneck.com


This report must be preceded or accompanied by a Van Eck Worldwide Insurance Trust Prospectus, which includes more complete information, such as charges and expenses and the risks associated with international investing, including currency fluctuation or controls, expropriation, nationalization and confiscatory taxation. Investors should consider the investment objectives, risks and charges and expenses of the Fund. Please read the prospectus carefully before you invest. Additional information about the Fund's Board of Trustees/Officers and a description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities are provided in the Statement of Additional Information. The Statement of Additional Information and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12 month period ending June 30 is available, without charge, by calling 1-800-826-2333, or by visiting www.vaneck.com, or on the Securities and Exchange Commission's website at http://www.sec.gov.

Item 2. CODE OF ETHICS

        Not applicable.

Item 3. AUDIT COMMITTEE FINANCIAL EXPERT

        Not applicable.

Item 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

        Not applicable.

Item 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

        Not applicable.

Item 6. SCHEDULE OF INVESTMENTS

        Not applicable.

Item 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

        Not applicable.

Item 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASES

        Not applicable.

Item 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

        Not applicable.

Item 10. CONTROLS AND PROCEDURES.

(a) The Chief Executive Officer and the Chief Financial Officer have concluded that the Worldwide Absolute Return Fund disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Worldwide Absolute Return Fund is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) For the period ending June 30, 2004, the Chief Executive Officer and the Chief Financial Officer are aware of no significant changes in the registrant's internal controls over financial reporting that has materially affected or is reasonably likely to materially affect internal controls over financial reporting.

Item 11. EXHIBITS.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached as Exhibit 99.CERT.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is furnished as Exhibit 99.906CERT.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) WORLDWIDE INSURANCE TRUST - WORLDWIDE ABSOLUTE RETURN FUND

By (Signature and Title) /s/ Bruce J. Smith, VP & Treasurer
                         ----------------------------------
Date  August 27, 2004
     ----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Keith J. Carlson, CEO
                        --------------------------
Date  August 27, 2004
     ----------------

By (Signature and Title)  /s/ Bruce J. Smith, CFO
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Date  August 27, 2004
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